Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings "Compensation Actually Paid to CEO" and "Average Compensation Actually Paid for NEOs" have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnote (9) below sets forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.

The following table sets forth additional compensation information of our CEO and our non-CEO NEOs along with total shareholder return, net income, and Operating EBITDA performance results for fiscal years 2020, 2021 and 2022:

Year	Summary Compensation Table Total for CEO ($)		Compensation Actually Paid to CEO ($)		Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)	Operating EBITDA (in 000s) (8) ($)
	Juan Carlos Bueno(1)	David Gandossi (1)	Juan Carlos Bueno(1)	David Gandossi (1)			Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(7) ($)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	4,945,342	1,518,538	3,016,641	805,552	1,447,598	1,172,474	103.55	129.84	247,039	536,521
2021	-	3,152,658	-	2,192,172	1,372,425	1,062,311	104.19	132.54	170,988	478,782
2020	-	2,647,401	-	1,837,807	1,147,195	788,328	87.24	122.03	(17,235)	192,650

(1)
Mr. Gandossi stepped down as Chief Executive Officer and President on May 1, 2022 and retired as a director effective May 31, 2022. Mr. Bueno was appointed as Chief Executive Officer and President on May 1, 2022, and was elected as a director effective May 31, 2022. In connection with Mr. Bueno's appointment, he was provided with a one-time moving cost allowance and was granted: (i) 50,000 RSUs; (ii) 96,530 PSUs that have a performance period ending on December 31, 2023; and (iii) 96,530 PSUs that have a performance period ending on December 31, 2024. Such one-time RSU and PSU grants were made to attract Mr. Bueno as well as allow Mr. Bueno to enter into the same pay for performance cycle as our other NEOs. PSU grants for the CEO in 2023 have returned to previous levels.
(2)
The CEOs and NEOs in the above compensation columns reflect the following:

Year	CEO	NEOs
2022	David Gandossi (to May 1, 2022) Juan Carlos Bueno (from May 1, 2022)	Jimmy S.H. Lee, David Ure, Adolf Koppensteiner, Guy Arguin
2021	David Gandossi	Jimmy S.H. Lee, David Ure, Adolf Koppensteiner, Wolfram Ridder
2020	David Gandossi	Jimmy S.H. Lee, David Ure, Adolf Koppensteiner, Wolfram Ridder

(3)
Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for PSU awards (excluding TSR awards), closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price multiplied by the probability of achievement as of each such date, (2) for TSR-based PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.
(4)
2022 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (9) from Total Compensation reported in the Summary Compensation Table.
(5)
2021 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (9) from Total Compensation reported in the Summary Compensation Table.
(6)
2020 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the adjustments set forth in the table below in Note (9) from Total Compensation reported in the Summary Compensation Table.
(7)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Mercer International Inc. and the TSR Peer Group as set forth under the Fiscal 2022 Shareholder Returns section of this proxy. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, adjusted for stock splits and spinoffs, if such amount were invested by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year.
(8)
EBITDA was selected as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric in our PSU Plans as well as being a performance metric in our Annual Incentive Plans.
(9)
"Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustment from Total Compensation reported in the Summary Compensation Table:

	2022			2021		2020
	CEO (Gandossi) ($)	CEO (Bueno) ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,518,538	4,945,342	1,447,598	3,152,658	1,372,425	2,647,401	1,147,195
Less, total fair value of stock and option awards reported in SCT	314,028	3,757,708	454,575	1,375,183	415,925	1,299,232	372,768
Plus, fair value (at end of fiscal year) of awards granted in 2022 fiscal year that are unvested and outstanding	159,817	1,829,007	231,345	702,431	212,451	990,495	284,187
Plus, change in fair (at end of fiscal year) value of prior year awards that are outstanding and unvested	(35,048)	-	(16,682)	(208,265)	(59,754)	(213,615)	(126,039)
Plus, fair value (at vesting date) of awards granted and vested in 2022 fiscal year	-	-	-	-	-	-	-
Plus, change in fair value (at vesting date) of prior year awards that vested in 2022 fiscal year	(53,439)	-	(15,101)	15,537	9,167	(46,132)	(23,167)
Less, fair value (at end of prior fiscal year) of prior year awards that failed to vest in 2022 fiscal year (i.e. forfeited)	470,288	-	20,111	95,006	56,053	241,110	121,079
Less, change in actuarial present value of all defined benefit and actuarial pension plans	-	-	-	-	-	-	-
Plus, pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	-	-	-	-	-	-	-
Compensation Actually Paid ($)	805,552	3,016,641	1,172,474	2,192,172	1,062,311	1,837,807	788,328

Company Selected Measure Name	Operating EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Gandossi stepped down as Chief Executive Officer and President on May 1, 2022 and retired as a director effective May 31, 2022. Mr. Bueno was appointed as Chief Executive Officer and President on May 1, 2022, and was elected as a director effective May 31, 2022. In connection with Mr. Bueno's appointment, he was provided with a one-time moving cost allowance and was granted: (i) 50,000 RSUs; (ii) 96,530 PSUs that have a performance period ending on December 31, 2023; and (iii) 96,530 PSUs that have a performance period ending on December 31, 2024. Such one-time RSU and PSU grants were made to attract Mr. Bueno as well as allow Mr. Bueno to enter into the same pay for performance cycle as our other NEOs. PSU grants for the CEO in 2023 have returned to previous levels.

Peer Group Issuers, Footnote [Text Block]
(7)
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Mercer International Inc. and the TSR Peer Group as set forth under the Fiscal 2022 Shareholder Returns section of this proxy. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, adjusted for stock splits and spinoffs, if such amount were invested by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]
(9)
"Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustment from Total Compensation reported in the Summary Compensation Table:

	2022			2021		2020
	CEO (Gandossi) ($)	CEO (Bueno) ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,518,538	4,945,342	1,447,598	3,152,658	1,372,425	2,647,401	1,147,195
Less, total fair value of stock and option awards reported in SCT	314,028	3,757,708	454,575	1,375,183	415,925	1,299,232	372,768
Plus, fair value (at end of fiscal year) of awards granted in 2022 fiscal year that are unvested and outstanding	159,817	1,829,007	231,345	702,431	212,451	990,495	284,187
Plus, change in fair (at end of fiscal year) value of prior year awards that are outstanding and unvested	(35,048)	-	(16,682)	(208,265)	(59,754)	(213,615)	(126,039)
Plus, fair value (at vesting date) of awards granted and vested in 2022 fiscal year	-	-	-	-	-	-	-
Plus, change in fair value (at vesting date) of prior year awards that vested in 2022 fiscal year	(53,439)	-	(15,101)	15,537	9,167	(46,132)	(23,167)
Less, fair value (at end of prior fiscal year) of prior year awards that failed to vest in 2022 fiscal year (i.e. forfeited)	470,288	-	20,111	95,006	56,053	241,110	121,079
Less, change in actuarial present value of all defined benefit and actuarial pension plans	-	-	-	-	-	-	-
Plus, pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	-	-	-	-	-	-	-
Compensation Actually Paid ($)	805,552	3,016,641	1,172,474	2,192,172	1,062,311	1,837,807	788,328

Non-PEO NEO Average Total Compensation Amount	$ 1,447,598	$ 1,372,425	$ 1,147,195
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,172,474	1,062,311	788,328
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(9)
"Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustment from Total Compensation reported in the Summary Compensation Table:

	2022			2021		2020
	CEO (Gandossi) ($)	CEO (Bueno) ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,518,538	4,945,342	1,447,598	3,152,658	1,372,425	2,647,401	1,147,195
Less, total fair value of stock and option awards reported in SCT	314,028	3,757,708	454,575	1,375,183	415,925	1,299,232	372,768
Plus, fair value (at end of fiscal year) of awards granted in 2022 fiscal year that are unvested and outstanding	159,817	1,829,007	231,345	702,431	212,451	990,495	284,187
Plus, change in fair (at end of fiscal year) value of prior year awards that are outstanding and unvested	(35,048)	-	(16,682)	(208,265)	(59,754)	(213,615)	(126,039)
Plus, fair value (at vesting date) of awards granted and vested in 2022 fiscal year	-	-	-	-	-	-	-
Plus, change in fair value (at vesting date) of prior year awards that vested in 2022 fiscal year	(53,439)	-	(15,101)	15,537	9,167	(46,132)	(23,167)
Less, fair value (at end of prior fiscal year) of prior year awards that failed to vest in 2022 fiscal year (i.e. forfeited)	470,288	-	20,111	95,006	56,053	241,110	121,079
Less, change in actuarial present value of all defined benefit and actuarial pension plans	-	-	-	-	-	-	-
Plus, pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	-	-	-	-	-	-	-
Compensation Actually Paid ($)	805,552	3,016,641	1,172,474	2,192,172	1,062,311	1,837,807	788,328

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CompensationactuallypaidvsNet Income

Compensation actually paid vs TSR Compensation actually paid ($000) 500 1,000 1,500 2,000 2,500 3,000 3,500 TSR value of $100 investment in 2019 140 120 100 80 60 40 20 0 2020 2021 2022 CEO NEOs MERC TSR Peer TSR

Compensation Actually Paid vs. Net Income [Text Block]	Compensation actually paid vs Net Income Compensation actually paid ($000) 500 1,000 1,500 2,000 2,500 3,000 3,500 300 250 200 150 100 50 - 50 Net Income ($ millions) CEO NEOs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation actually paid vs Operating EBITDA Compensation actually paid ($000) 500 1,000 1,500 2,000 2,500 3,000 3,500 2020 2021 2022 600 500 400 300 200 100 Operationg EBITDA ($ millions) CEO NEOs Operating EBITDA

Tabular List [Table Text Block]

Tabular List

Listed below are the financial and non-financial performance measures which we believe to be our most important measures to link compensation actually paid to our NEOs to Company performance, for fiscal 2022.

Measure	Explanation
Net Income	Net income in accordance with GAAP.
Operating EBITDA	A non-GAAP financial measure comprised of Net Income before Income tax provision, Interest expense, Other income and Depreciation and amortization.
Total Recordable Incident Rate (TRIR)	Total recordable incident rate; the rate of recordable workplace injuries per 200,000 working hours.
Return on Average Assets (ROAA)	Return on average assets; the ratio of Net income in accordance with GAAP to the average Total Assets of the Company in the year.
Revenues	Revenues for the year in accordance with GAAP.
Other

Other non-financial measures including advancement of strategic priorities related to acquisitions, capital expenditures, productivity, carbon emissions reduction, environmental performance, employee and community engagement, and equity and diversity initiatives.

Total Shareholder Return Amount	$ 103.55	104.19	87.24
Peer Group Total Shareholder Return Amount	129.84	132.54	122.03
Net Income (Loss)	$ 247,039	$ 170,988	$ (17,235)
Company Selected Measure Amount	536,521,000	478,782,000	192,650,000
PEO Name	David Gandossi	David Gandossi	David Gandossi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Recordable Incident Rate (TRIR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets (ROAA)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Other
Less, Total Fair Value of Stock and Option Awards Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 454,575	$ 415,925	$ 372,768
Plus, Fair Value (at End of Fiscal Year) of Awards Granted in 2022 Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,345	212,451	284,187
Plus, Change in Fair (at End of Fiscal Year) Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,682)	(59,754)	(126,039)
Plus, Change in Fair Value (at Vesting Date) of Prior Year Awards That Vested in 2022 Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,101)	9,167	(23,167)
Less, Fair Value (at End of Prior Fiscal Year) of Prior Year Awards That Failed to Vest In 2022 Fiscal Year (I.e. Forfeited)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,111	56,053	121,079
Juan Carlos Bueno
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,945,342
PEO Actually Paid Compensation Amount	3,016,641
Juan Carlos Bueno | Less, Total Fair Value of Stock and Option Awards Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,757,708
Juan Carlos Bueno | Plus, Fair Value (at End of Fiscal Year) of Awards Granted in 2022 Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,829,007
David Gandossi
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,518,538	3,152,658	2,647,401
PEO Actually Paid Compensation Amount	805,552	2,192,172	1,837,807
David Gandossi | Less, Total Fair Value of Stock and Option Awards Reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	314,028	1,375,183	1,299,232
David Gandossi | Plus, Fair Value (at End of Fiscal Year) of Awards Granted in 2022 Fiscal Year That Are Unvested and Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159,817	702,431	990,495
David Gandossi | Plus, Change in Fair (at End of Fiscal Year) Value of Prior Year Awards That Are Outstanding and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,048)	(208,265)	(213,615)
David Gandossi | Plus, Change in Fair Value (at Vesting Date) of Prior Year Awards That Vested in 2022 Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,439)	15,537	(46,132)
David Gandossi | Less, Fair Value (at End of Prior Fiscal Year) of Prior Year Awards That Failed to Vest In 2022 Fiscal Year (I.e. Forfeited)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 470,288	$ 95,006	$ 241,110